Commitments and Contingencies (Details Narrative 1) (USD $)	3 Months Ended
Dec. 31, 2014
Leybovich [Member]
Loss Contingency, Damages Sought	$ 460,000
Baker [Member]
Loss Contingency, Damages Sought	$ 210,000